INCOME TAXES (Details Narrative) - USD ($)	5 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax likelihood percentage description	greater than 50 percent		greater than 50 percent
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
Operating loss carryforwards not subject to expiration	$ 2,100,000		$ 2,100,000
Reduce taxable income percentage description	net operating losses can only be used to reduce taxable income by 80 percent.		net operating losses can only be used to reduce taxable income by 80 percent.
Deferred tax assets, valuation allowance	$ 3,904,000	$ 3,800,000	$ 3,904,000	$ 3,848,000
Increase (decrease) in valuation allowance	56,000	(313,000)	56,000	(313,000)
Income taxes paid	0	$ 0	0	$ 0
Federal and State Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards	15,500,000		15,000,000.0
Income Tax Jurisdiction, Foreign [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards	$ 100,000		$ 100,000